Note 11 - Net Foreign Exchange Gain	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of effect of changes in foreign exchange rates [text block]
11	Net foreign exchange gain

On
October 1, 2018
the RBZ issued a directive to Zimbabwean banks to separate foreign currency from RTGS$ in the accounts held by their clients and pegged the RTGS$ at
1:1
to the US Dollar. On
February 20, 2019
the RBZ issued a further monetary policy statement, which allowed inter-bank trading between RTGS$ and foreign currency. The interbank rate was introduced at
2.5
RTGS$ to
1
US Dollar and traded at
81.79
RTGS$ to
1
US Dollar as at
December 31, 2020 (
2019:
16.77
RTG$,
2018:
1
RTG$). Throughout these announcements and to the date of issue of these financial statements the US Dollar has remained the primary currency in which the Group's Zimbabwean entities operate and the functional currency of these entities.

Previously there was uncertainty about what currency would be used to settle amounts owed to the Zimbabwe Government. The announcement of S.I.
142
clarified the Zimbabwean Government's intentions that these liabilities were always denominated in RTGS$ and that RTGS$ would be the currency in which they would be settled. The devaluation of the deferred tax and electricity liabilities contributed the largest portion of the foreign exchange gain set out below.

The table below illustrates the effect the weakening of the RTGS$ and other foreign currencies had on the statement of profit or loss and other comprehensive income.

	2020	2019	2018

Unrealised foreign exchange gain	8,367	31,411	230
Realised foreign exchange loss	(4,062)	(1,750)	(7)
Net foreign exchange gain	4,305	29,661	223